Organization Consolidation And Presentation Of Financial Statements (Detail) - USD ($)				2 Months Ended	3 Months Ended	12 Months Ended
		Jan. 11, 2022	Jan. 10, 2022	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 09, 2024
Organization And Plan Of Operation [Line Items]
Proceeds from initial public offer				$ 0		$ 0	$ 750,000,000
Proceeds from the issuance of warrants				0		0	17,600,000
Deferred underwriting commission non current.					$ 26,250,000	26,250,000
Payments to Acquire Restricted Investments			$ 750,000,000	$ 0		$ 0	$ 750,000,000
Per share value of restricted investments			$ 10
Term of restricted investments					185 days	185 days
Minimum percentage of net assets of the acquire					80.00%	80.00%
Temporary equity, redemption price per share					$ 10.72	$ 10.6	$ 10.09	$ 10.74
Minimum networth needed to consummate business combination						$ 5,000,001
Minimum percentage of public shares that can be transferred without restriction					20.00%	20.00%
Percentage of public shares to be redeemed in case business combination is not consummated					100.00%	100.00%
Time limit for the consummation of business combination two.						27 months
Date before which business combination shall be consummated two.					Jun. 15, 2024	Apr. 10, 2024
Number of days after the the cut off date within which public shareholders shall be redeemed in case business combination is not consummated					10 days	10 days
Liquidation basis of accounting, accrued costs to dispose of assets and liabilities					$ 100,000	$ 100,000
Cash					437,163	999,152	$ 117,696
Assets held-in-trust, noncurrent					804,228,813	794,750,266	759,712,942	$ 184,400,000
Working capital loans convertible into equity warrants						1,500,000
Maximum release permitted to be withdrawn					3,000,000	3,000,000
Working capital deficiency					25,420,259	20,949,357
Accrued legal expenses					5,983,947	3,576,713
Accounts payable accrued expenses current					6,458,295	3,695,499	338,004
Derivative liabilites current	[1]				19,399,127	18,253,010	$ 0
Temporary Equity, Aggregate Amount of Redemption Requirement								$ 620,800,000
Temporary Equity, Shares Authorized								57,824,777
Will not impact current assets [Member]
Organization And Plan Of Operation [Line Items]
Accounts payable accrued expenses current					6,458,295	3,695,499
PIPE with reduction right liability [Member] | Non cash item [Member]
Organization And Plan Of Operation [Line Items]
Derivative liabilites current					19,399,127	$ 18,253,010
Sponsor [Member]
Organization And Plan Of Operation [Line Items]
loan from Sponsor		$ 300,000
Working Capital Loans [Member]
Organization And Plan Of Operation [Line Items]
Debt instrument, convertible, conversion price						$ 1.5
Working capital deficiency					25,342,177
Working Capital Loans [Member] | Sponsor [Member]
Organization And Plan Of Operation [Line Items]
Working capital loans convertible into equity warrants					$ 1,500,000	$ 1,500,000
Debt instrument, convertible, conversion price					$ 1.5	$ 1.5
Maximum [Member]
Organization And Plan Of Operation [Line Items]
Per share to be maintained in the trust account					10	10
Minimum [Member]
Organization And Plan Of Operation [Line Items]
Per share to be maintained in the trust account					$ 10	$ 10
Private Placement Warrants [Member]
Organization And Plan Of Operation [Line Items]
Proceeds from the issuance of warrants					$ 17,600,000	$ 17,600,000
Common Class A [Member]
Organization And Plan Of Operation [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, redemption price per share					$ 10.72	$ 10.6
Founder Shares [Member]
Organization And Plan Of Operation [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 25,000
IPO [Member]
Organization And Plan Of Operation [Line Items]
Proceeds from initial public offer			$ 750,000,000		$ 735,000,000	$ 735,000,000
IPO [Member] | Common Class A [Member]
Organization And Plan Of Operation [Line Items]
Stock issued during the period shares new issues			75,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Class of warrants or rights exercise price per warrant			11.5
Sale of stock issue price per share			$ 10
Transaction costs share issue					42,130,216	42,130,216
Underwriting fees					15,000,000	15,000,000
Other offering costs					880,216	880,216
Private Placement [Member] | Private Placement Warrants [Member]
Organization And Plan Of Operation [Line Items]
Class of warrants or rights issued during the period units			11,733,333
Class of warrants or rights issue price per unit			$ 1.5
Private Placement [Member] | Common Class A [Member] | Private Placement Warrants [Member]
Organization And Plan Of Operation [Line Items]
Class of warrants or rights exercise price per warrant			$ 11.5
Class of warrants or rights issued during the period units			11,733,333
Class of warrants or rights issue price per unit			$ 1.5
Proceeds from the issuance of warrants					$ 17,600,000	$ 17,600,000

[1]	Equity linked contract that is classified as a liability given potential for variable share settlement at close of the Business Combination. PIPE reflects common equity in the pro forma, combined company post-close of the Business Combination with StudioCo (Note 10).